Commitments and Contingencies - Summary of Current And Non Current Components of Exit Liabilities (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
Restructuring Cost and Reserve [Line Items]
Accounts payable and accrued liabilities	$ 348	$ 360
Other long-term liabilities		255
Restructuring Reserve, Total	$ 348	$ 615